GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 14,550	$ 8,815	$ 5,317
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,553	3,859
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,218	2,411
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,357	1,157
Renewable Power
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	977	941
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	328	328
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 117	$ 119